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                 UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              Washington, DC  20549


                  FORM 24F-2
         Annual Notice of Securities Sold
              Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.  Please print or type.

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1.       Name and address of issuer:

                        First Pacific Mutual Fund, Inc.
                        2756 Woodlawn Drive, #6-201
                        Honolulu, HI  96822

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2.       The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                        [X]

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3.       Investment Company Act File Number:     811-05631

         Securities Act File Number:             033-23452

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4(a).    Last day of fiscal year for which this Form is filed:

                        September 30, 1998

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4(b).    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See
Instruction A.2)

                        [   ]

Note:    If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).    Check box if this is the last time the issuer will be filing this Form.
                        [   ]

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5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during
              the fiscal year pursuant to section 24(f):          $26,559,994
                                                                  -----------

       (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:       $22,134,058
                                                        -----------

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that
              were not previously used to reduce registration
              fees payable to the Commission:              $-0-
                                                           ----

       (iv)   Total available redemption credits
              [add items 5(ii) and 5(iii)]:                       $22,134,058
                                                                  -----------

       (v)    Net sales - if item 5(i) is greater than
              Item 5(iv) [subtract item 5(iv) from item 5(i)]:    $4,425,936
                                                                  ----------
       (vi)   Redemption credits available for use in
              future years - if item 5(i) is less than item
              5(iv) [subtract item 5(iv) from item 5(i)]:   $(-0-)
                                                            ------

       (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                           .000278
                                                                   -------

       (viii) Registration fee due [multiply item 5(v)
              by item 5(vii)] (enter -0- if no fee is due):       $1,230.41
                                                                  ---------

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6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________.

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7.       Interest due - if this Form is being filed more than 90 days after
         the end of the issuer's fiscal year (see Instruction D):        +$-0-

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8.       Total of the amount of the registration fee due plus any
         interest due [line 5(viii) plus line 7]:                    =$1,230.41

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9.       Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:                        December 2, 1998
                              CIK #0000837351

              Method of Delivery:

              [X]   Wire Transfer

                    Mail or other means

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                                SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*:  \S\  Terrence K.H. Lee
                                  Terrence K. H. Lee/President

Date______________________________________


    *Please print the name and title of the signing officer below the signature.

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